Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ (11,240)	₩ (17,031)	₩ (37,311)
Revenue	92,578,265	87,476,410	70,546,024
Cost of sales	81,964,160	89,699,527	₩ 100,903,594
Property Plant and Equipment Proceeds And Costs Before Intended Use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	101,609	38,149
Cost of sales	77,549	45,578
Construction in progress [member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	0	(10,700)
Machinery [member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	(735)	(6,331)
Taean IGCC Gas Refinery [member] | Machinery [member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		6,331
Guam Ukudu Power LLC [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	₩ 112,782	0
Guam Ukudu Power LLC [member] | Construction in progress [member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		₩ 10,700